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                             SAFECO TAX-EXEMPT BOND TRUST
                         WASHINGTON STATE MUNICIPAL BOND FUND

                  SUPPLEMENT TO THE PROSPECTUS DATED APRIL 30, 1998
                           SUPPLEMENT DATED JUNE 15, 1998

THE FOLLOWING INFORMATION SUPPLEMENTS THE TRUST'S CLASS A & B PROSPECTUS:

1. The following information replaces the last sentence of the section titled "Revenue Bonds" under item 3 on page 43:

          Except for the Washington State Municipal Bond Fund, each Tax-Exempt Income Fund will not purchase private activity bonds ("PABs") or any other type of revenue bonds, the interest on which is a tax preference item for purposes of the alternative minimum tax.

2. The following information replaces the last sentence of the second paragraph under the subheading "Special Considerations for the Tax-Exempt Income Funds" on page 71:

          Except for the Washington State Municipal Bond Fund, the Tax-Exempt Income Funds will not purchase so-called "non-essential or private activity" bonds, the interest on which would constitute a preference item for shareholders in determining their alternative minimum tax.




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                             SAFECO TAX-EXEMPT BOND TRUST
                         WASHINGTON STATE MUNICIPAL BOND FUND

                  SUPPLEMENT TO THE PROSPECTUS DATED APRIL 30, 1998
                           SUPPLEMENT DATED JUNE 15, 1998

THE FOLLOWING INFORMATION SUPPLEMENTS THE TRUST'S NO-LOAD PROSPECTUS:

1. The following information replaces the last sentence of the section titled "Revenue Bonds" under item 1 on page 40:

          Except for the Washington State Municipal Bond Fund, each Tax-Exempt Bond Fund will not purchase private activity bonds or any other type of revenue bonds, the interest on which is a tax preference item for purposes of the alternative minimum tax.

2. The following information replaces the last sentence of the first full paragraph on page 81 under the subheading "Special Considerations for the Tax-Exempt Bond Funds and the Tax-Free Money Fund":

          Except for the Washington State Municipal Bond Fund, the Funds will not purchase so-called "non-essential or private activity" bonds, the interest on which would constitute a preference item for shareholders in determining their alternative minimum tax.